UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04750

Fenimore Asset Management Trust

(Exact name of registrant as specified in charter)

384 North Grand Street, P.O. Box 399	Cobleskill, New York	12043
(Address of principal executive offices)		(Zip code)

Michael F. Balboa

Fenimore Asset Management Trust 384 North Grand Street, P.O. Box 399 Cobleskill, New York, 12043
(Name and address of agent for service)

Registrant’s telephone number, including area code:	518-234-7400

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Explanatory Note: The Registrant is filing this amendment to its Form N-CSRS for the reporting period ended June 30, 2024, originally filed with the Securities and Exchange Commission on September 5, 2024 (Accession Number 0001580642-24-005240). The sole purpose of this amendment is to correct Item 1. Reports to Stockholders. Except as set forth above, this amendment does not amend, update or change any other items or disclosures found in the original Form N-CSR filing.

Item 1.	Reports to Stockholders.

(a)

FAM VALUE FUND - INVESTOR SHARES (FAMVX)

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about FAM Value Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.fenimoreasset.com/resources/reports/. You can also request this information by contacting us at (800) 932-3271.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$58	1.17%

How did the Fund perform during the reporting period?

In the first half of 2024, equity markets had a robust start with the U.S. stock market reaching an all-time high. The economy exhibited resilience with positive GDP growth, a growing and more balanced labor market, and moderating, though still elevated, inflation. The Fund, benefiting from our companies' resilience, also achieved an all-time high.

The Fund's strategy remains focused on long-term performance, achieved through our disciplined approach of investing in what we believe are high-quality companies that demonstrate strong fundamentals and sustainable business models.

Since the Fund’s inception, the managers continually follow the same strategy.

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
FAM Value Fund - Investor	5.78%	14.51%	8.89%	9.39%
S&P 500® Index	15.29%	24.56%	15.05%	12.86%
Russell Midcap® Index	4.96%	12.88%	9.46%	9.04%

In connection with applicable mutual performance disclosure requirements, the Fund has adopted the use of the S&P 500® Index as its primary comparative benchmark performance index and it has adopted the use of the Russell Midcap® Index as an additional comparative benchmark performance index. The Russell Midcap® Index generally reflects the market sectors in which the Fund primarily invests and the S&P 500® Index is a broad-based securities markets index that is generally representative of the overall domestic US equity markets as a whole.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

FAM Value Fund - Investor
S&P 500® Index
Russell Midcap® Index
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$33,521
$24,539
$23,768
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	FAM Value Fund - Investor	S&P 500® Index	Russell Midcap® Index
Jun-2014	$10,000	$10,000	$10,000
Jun-2015	$10,777	$10,742	$10,663
Jun-2016	$11,041	$11,171	$10,723
Jun-2017	$12,772	$13,170	$12,490
Jun-2018	$14,256	$15,064	$14,030
Jun-2019	$16,028	$16,633	$15,128
Jun-2020	$15,307	$17,881	$14,789
Jun-2021	$21,337	$25,175	$22,154
Jun-2022	$18,456	$22,503	$18,322
Jun-2023	$21,430	$26,912	$21,057
Jun-2024	$24,539	$33,521	$23,768

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$1,660,453,936
  Number of Portfolio Holdings29
  Advisory Fee (net of waivers)$7,432,809
  Portfolio turnover2%

FAM VALUE FUND - INVESTOR SHARES (FAMVX)

Semi-Annual Shareholder Report - June 30, 2024

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Brown & Brown, Inc.	7.8%
CDW Corporation	7.5%
Ross Stores, Inc.	7.1%
IDEX Corporation	5.2%
Markel Group, Inc.	5.1%
Amphenol Corporation - Class A	4.7%
Vulcan Materials Company	4.5%
Stryker Corporation	4.3%
Progressive Corporation (The)	4.2%
Brookfield Corporation - Class A	4.0%

Composition of Net Assets

Value	Value
Other	-0.1%
Food Products	0.9%
Oil, Gas & Consumable Fuels	1.8%
Professional Services	2.0%
Life Sciences Tools & Services	2.4%
Hotels, Restaurants & Leisure	2.7%
Trading Companies & Distributors	3.0%
Money Market	3.2%
Diversified Financial Services	3.2%
Banks	3.5%
Health Care Equipment & Supplies	4.3%
Construction Materials	4.5%
Capital Markets	4.9%
Semiconductors & Semiconductor Equipment	5.3%
Machinery	11.9%
Specialty Retail	12.0%
Insurance	17.1%
Electronic Equipment, Instruments & Components	17.4%

Access your account online!

With an online account, you can access your account information anytime.

• Review Account Summary, Account Holdings & Transaction History

• Set up an Automatic Investment Plan or Open a New Account

• Access Statements & Tax Forms

• Manage Your Document Delivery Settings (you can receive your annual shareholder report electronically).

Visit www.fenimoreasset.com/resources/reports/ and select “Account Access” at the top right.

Visit, call, or email us.

LOCATIONS: Albany and Cobleskill, NY

CALL:(800) 932-3271

EMAIL:info@fenimoreasset.com

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Additional Information

For additional information about the Fund, including a prospectus and performance data, visit www.fenimoreasset.com/resources/reports/or call (800) 932-3271.

TSR-SAR 063024-FAMVX

FAM VALUE FUND - INSTITUTIONAL SHARES (FAMWX)

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about FAM Value Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.fenimoreasset.com/resources/reports/. You can also request this information by contacting us at (800) 932-3271.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$49	0.99%

How did the Fund perform during the reporting period?

In the first half of 2024, equity markets had a robust start with the U.S. stock market reaching an all-time high. The economy exhibited resilience with positive GDP growth, a growing and more balanced labor market, and moderating, though still elevated, inflation. The Fund, benefiting from our companies' resilience, also achieved an all-time high.

The Fund's strategy remains focused on long-term performance, achieved through our disciplined approach of investing in what we believe are high-quality companies that demonstrate strong fundamentals and sustainable business models.

Since the Fund’s inception, the managers continually follow the same strategy.

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
FAM Value Fund - Institutional Shares	5.87%	14.72%	9.10%	9.54%
S&P 500® Index	15.29%	24.56%	15.05%	12.86%
Russell Midcap® Index	4.96%	12.88%	9.46%	9.04%

In connection with applicable mutual performance disclosure requirements, the Fund has adopted the use of the S&P 500® Index as its primary comparative benchmark performance index and it has adopted the use of the Russell Midcap® Index as an additional comparative benchmark performance index. The Russell Midcap® Index generally reflects the market sectors in which the Fund primarily invests and the S&P 500® Index is a broad-based securities markets index that is generally representative of the overall domestic US equity markets as a whole.

How has the Fund performed since inception?

Total Return Based on $500,000 Investment

FAM Value Fund - Institutional Shares
S&P 500® Index
Russell Midcap® Index
$2,000,000
$1,500,000
$1,000,000
$500,000
$0
$1,676,033
$1,243,994
$1,188,383
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	FAM Value Fund - Institutional Shares	S&P 500® Index	Russell Midcap® Index
Jun-2014	$500,000	$500,000	$500,000
Jun-2015	$538,849	$537,114	$533,172
Jun-2016	$552,049	$558,559	$536,146
Jun-2017	$639,134	$658,519	$624,524
Jun-2018	$714,654	$753,175	$701,502
Jun-2019	$804,886	$831,637	$756,396
Jun-2020	$770,247	$894,052	$739,453
Jun-2021	$1,075,512	$1,258,772	$1,107,692
Jun-2022	$932,168	$1,125,144	$916,103
Jun-2023	$1,084,414	$1,345,605	$1,052,827
Jun-2024	$1,243,994	$1,676,033	$1,188,383

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$1,660,453,936
  Number of Portfolio Holdings29
  Advisory Fee (net of waivers)$7,432,809
  Portfolio turnover2%

FAM VALUE FUND - INSTITUTIONAL SHARES (FAMWX)

Semi-Annual Shareholder Report - June 30, 2024

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Brown & Brown, Inc.	7.8%
CDW Corporation	7.5%
Ross Stores, Inc.	7.1%
IDEX Corporation	5.2%
Markel Group, Inc.	5.1%
Amphenol Corporation - Class A	4.7%
Vulcan Materials Company	4.5%
Stryker Corporation	4.3%
Progressive Corporation (The)	4.2%
Brookfield Corporation - Class A	4.0%

Composition of Net Assets

Value	Value
Other	-0.1%
Food Products	0.9%
Oil, Gas & Consumable Fuels	1.8%
Professional Services	2.0%
Life Sciences Tools & Services	2.4%
Hotels, Restaurants & Leisure	2.7%
Trading Companies & Distributors	3.0%
Money Market	3.2%
Diversified Financial Services	3.2%
Banks	3.5%
Health Care Equipment & Supplies	4.3%
Construction Materials	4.5%
Capital Markets	4.9%
Semiconductors & Semiconductor Equipment	5.3%
Machinery	11.9%
Specialty Retail	12.0%
Insurance	17.1%
Electronic Equipment, Instruments & Components	17.4%

Access your account online!

With an online account, you can access your account information anytime.

• Review Account Summary, Account Holdings & Transaction History

• Set up an Automatic Investment Plan or Open a New Account

• Access Statements & Tax Forms

• Manage Your Document Delivery Settings (you can receive your annual shareholder report electronically).

Visit www.fenimoreasset.com/resources/reports/ and select “Account Access” at the top right.

Visit, call, or email us.

LOCATIONS: Albany and Cobleskill, NY

CALL:(800) 932-3271

EMAIL:info@fenimoreasset.com

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Additional Information

For additional information about the Fund, including a prospectus and performance data, visit www.fenimoreasset.com/resources/reports/or call (800) 932-3271.

TSR-SAR 063024-FAMWX

FAM DIVIDEND FOCUS FUND - INVESTOR SHARES (FAMEX)

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about FAM Dividend Focus Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.fenimoreasset.com/resources/reports/. You can also request this information by contacting us at (800) 932-3271.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$60	1.21%

How did the Fund perform during the reporting period?

In the first half of 2024, the U.S. stock market ascended to new all-time highs and the Fund was no different — it also achieved an all-time high. However, we focus on long-term returns and are pleased with our track record. In our view, the Fund’s performance is derived from our consistent investing approach of identifying what we believe are competitively advantaged businesses and letting them compound over long periods.

A key tenet of the Fund's strategy is to invest in companies that consistently grow their dividend over time. During the past 12 months, 26 of the Fund's 27 holdings increased their dividend.

Since the Fund’s inception, the managers continually follow the same strategy.

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
FAM Dividend Focus Fund - Investor Shares	7.41%	15.90%	11.18%	11.30%
S&P 500® Index	15.29%	24.56%	15.05%	12.86%
Russell Midcap® Index	4.96%	12.88%	9.46%	9.04%

In connection with applicable mutual performance disclosure requirements, the Fund has adopted the use of the S&P 500® Index as its primary comparative benchmark performance index and it has adopted the use of the Russell Midcap® Index as an additional comparative benchmark performance index. The Russell Midcap® Index generally reflects the market sectors in which the Fund primarily invests and the S&P 500® Index is a broad-based securities markets index that is generally representative of the overall domestic US equity markets as a whole.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

FAM Dividend Focus Fund - Investor Shares
S&P 500® Index
Russell Midcap® Index
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$33,521
$29,165
$23,768
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	FAM Dividend Focus Fund - Investor Shares	S&P 500® Index	Russell Midcap® Index
Jun-2014	$10,000	$10,000	$10,000
Jun-2015	$10,292	$10,742	$10,663
Jun-2016	$11,037	$11,171	$10,723
Jun-2017	$12,910	$13,170	$12,490
Jun-2018	$14,353	$15,064	$14,030
Jun-2019	$17,172	$16,633	$15,128
Jun-2020	$16,828	$17,881	$14,789
Jun-2021	$23,674	$25,175	$22,154
Jun-2022	$20,664	$22,503	$18,322
Jun-2023	$25,164	$26,912	$21,057
Jun-2024	$29,165	$33,521	$23,768

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$751,252,575
  Number of Portfolio Holdings28
  Advisory Fee $3,258,778
  Portfolio turnover4%

FAM DIVIDEND FOCUS FUND - INVESTOR SHARES (FAMEX)

Semi-Annual Shareholder Report - June 30, 2024

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Trane Technologies plc	8.8%
Arthur J. Gallagher & Company	7.2%
CDW Corporation	6.5%
Microchip Technology, Inc.	5.1%
Entegris, Inc.	4.8%
Stryker Corporation	4.8%
Ross Stores, Inc.	4.7%
Broadridge Financial Solutions, Inc.	4.2%
Republic Services, Inc.	4.0%
HEICO Corporation - Class A	3.9%

Composition of Net Assets

Value	Value
Capital Markets	0.8%
Food Products	1.0%
Life Sciences Tools & Services	1.7%
Industrial Conglomerates	1.9%
Distributors	2.2%
Professional Services	2.5%
Containers & Packaging	2.9%
Machinery	3.6%
Commercial Services & Supplies	3.7%
Aerospace & Defense	3.9%
Money Market	3.9%
Commercial Support Services	4.0%
Trading Companies & Distributors	4.6%
Specialty Retail	4.6%
Construction Materials	7.0%
Insurance	7.2%
Health Care Equipment & Supplies	7.4%
Electronic Equipment, Instruments & Components	7.8%
Building Products	8.8%
Semiconductors & Semiconductor Equipment	10.0%
IT Services	10.5%

Access your account online!

• Review Account Summary, Account Holdings & Transaction History

• Set up an Automatic Investment Plan or Open a New Account

• Access Statements & Tax Forms

• Manage Your Document Delivery Settings (you can receive your annual shareholder report electronically).

Visit www.fenimoreasset.com/resources/reports/ and select “Account Access” at the top right.

Visit, call, or email us.

LOCATIONS: Albany and Cobleskill, NY

CALL:(800) 932-3271

EMAIL:info@fenimoreasset.com

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Additional Information

For additional information about the Fund, including a prospectus and performance data, visit www.fenimoreasset.com/resources/reports/or call (800) 932-3271.

TSR-SAR 063024-FAMEX

FAM SMALL CAP FUND - INVESTOR SHARES (FAMFX)

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about FAM Small Cap Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.fenimoreasset.com/resources/reports/. You can also request this information by contacting us at (800) 932-3271.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$62	1.24%

How did the Fund perform during the reporting period?

In the first half of 2024, the Fund’s return was basically flat. Crosscurrents, such as COVID’s supply chain ramifications, higher interest rates, and artificial intelligence momentum in the large-cap space, negatively impacted the results of many smaller companies. However, we find long-term returns more meaningful and are pleased with our 10-year and since-inception performance.

The holdings we prefer possess competitive differentiators that allow them to be more profitable and/or grow faster than their peers. We focus exclusively on owning what we believe are high-quality, small-cap firms run by top-notch leaders.

Since the Fund’s inception, the managers continually follow the same strategy.

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
FAM Small Cap Fund - Investor Shares	-0.04%	8.24%	10.10%	8.37%
S&P 500® Index	15.29%	24.56%	15.05%	12.86%
Russell 2000® Total Return Index	1.73%	10.06%	6.94%	7.00%

In connection with applicable mutual performance disclosure requirements, the Fund has adopted the use of the S&P 500® Index as its primary comparative benchmark performance index and it has adopted the use of the Russell 2000® Total Return Index as an additional comparative benchmark performance index.  The Russell 2000® Total Return Index generally reflects the market sectors in which the Fund primarily invests and the S&P 500® Index is a broad-based securities markets index that is generally representative of the overall domestic US equity markets as a whole.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

FAM Small Cap Fund - Investor Shares
S&P 500® Index
Russell 2000® Total Return Index
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$33,521
$22,349
$19,677
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	FAM Small Cap Fund - Investor Shares	S&P 500® Index	Russell 2000® Total Return Index
Jun-2014	$10,000	$10,000	$10,000
Jun-2015	$10,823	$10,742	$10,649
Jun-2016	$10,882	$11,171	$9,932
Jun-2017	$12,607	$13,170	$12,375
Jun-2018	$13,909	$15,064	$14,549
Jun-2019	$13,813	$16,633	$14,067
Jun-2020	$12,743	$17,881	$13,135
Jun-2021	$19,638	$25,175	$21,283
Jun-2022	$17,927	$22,503	$15,920
Jun-2023	$20,648	$26,912	$17,879
Jun-2024	$22,349	$33,521	$19,677

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$370,605,011
  Number of Portfolio Holdings29
  Advisory Fee $1,660,258
  Portfolio turnover6%

FAM SMALL CAP FUND - INVESTOR SHARES (FAMFX)

Semi-Annual Shareholder Report - June 30, 2024

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
CBIZ, Inc.	7.0%
ExlService Holdings, Inc.	5.4%
Colliers International Group, Inc.	5.0%
Dutch Bros, Inc. - Class A	4.1%
Trisura Group Ltd.	4.0%
Pinnacle Financial Partners, Inc.	4.0%
Brookfield Infrastructure Corporation - Class A	4.0%
Exponent, Inc.	3.6%
Element Solutions, Inc.	3.6%
Choice Hotels International, Inc.	3.4%

Composition of Net Assets

Value	Value
Other	-0.1%
Specialty Retail	2.2%
IT Services	2.4%
Media	2.6%
Real Estate Owners & Developers	2.6%
Trading Companies & Distributors	3.1%
Road & Rail	3.3%
Health Care Facilities & Services	3.3%
Food Products	3.4%
Chemicals	3.6%
Gas Utilities	3.9%
Machinery	4.7%
Money Market	5.7%
Software	5.9%
Insurance	6.1%
Diversified Consumer Services	6.4%
Hotels, Restaurants & Leisure	7.5%
Real Estate Management & Development	8.0%
Banks	9.4%
Professional Services	16.0%

Access your account online!

With an online account, you can access your account information anytime.

• Review Account Summary, Account Holdings & Transaction History

• Set up an Automatic Investment Plan or Open a New Account

• Access Statements & Tax Forms

• Manage Your Document Delivery Settings (you can receive your annual shareholder report electronically).

Visit www.fenimoreasset.com/resources/reports/ and select “Account Access” at the top right.

Visit, call, or email us.

LOCATIONS: Albany and Cobleskill, NY

CALL:(800) 932-3271

EMAIL:info@fenimoreasset.com

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Additional Information

For additional information about the Fund, including a prospectus and performance data, visit www.fenimoreasset.com/resources/reports/or call (800) 932-3271.

TSR-SAR 063024-FAMFX

FAM SMALL CAP FUND - INSTITUTIONAL SHARES (FAMDX)

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about FAM Small Cap Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.fenimoreasset.com/resources/reports/. You can also request this information by contacting us at (800) 932-3271.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$57	1.15%

How did the Fund perform during the reporting period?

In the first half of 2024, the Fund’s return was basically flat. Crosscurrents, such as COVID’s supply chain ramifications, higher interest rates, and artificial intelligence momentum in the large-cap space, negatively impacted the results of many smaller companies. However, we find long-term returns more meaningful and are pleased with our 10-year and since-inception performance.

The holdings we prefer possess competitive differentiators that allow them to be more profitable and/or grow faster than their peers. We focus exclusively on owning what we believe are high-quality, small-cap firms run by top-notch leaders.

Since the Fund’s inception, the managers continually follow the same strategy.

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
FAM Small Cap Fund - Institutional Shares	0.04%	8.33%	10.21%	8.48%
S&P 500® Index	15.29%	24.56%	15.05%	12.86%
Russell 2000® Total Return Index	1.73%	10.06%	6.94%	7.00%

In connection with applicable mutual performance disclosure requirements, the Fund has adopted the use of the S&P 500® Index as its primary comparative benchmark performance index and it has adopted the use of the Russell 2000® Total Return Index as an additional comparative benchmark performance index.  The Russell 2000® Total Return Index generally reflects the market sectors in which the Fund primarily invests and the S&P 500® Index is a broad-based securities markets index that is generally representative of the overall domestic US equity markets as a whole.

How has the Fund performed since inception?

Total Return Based on $500,000 Investment

FAM Small Cap Fund - Institutional Shares
S&P 500® Index
Russell 2000® Total Return Index
$2,000,000
$1,500,000
$1,000,000
$500,000
$0
$1,676,033
$1,128,304
$983,867
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	FAM Small Cap Fund - Institutional Shares	S&P 500® Index	Russell 2000® Total Return Index
Jun-2014	$500,000	$500,000	$500,000
Jun-2015	$541,126	$537,114	$532,428
Jun-2016	$544,458	$558,559	$496,592
Jun-2017	$631,719	$658,519	$618,758
Jun-2018	$697,935	$753,175	$727,448
Jun-2019	$693,891	$831,637	$703,374
Jun-2020	$640,828	$894,052	$656,775
Jun-2021	$988,193	$1,258,772	$1,064,144
Jun-2022	$903,123	$1,125,144	$796,006
Jun-2023	$1,041,584	$1,345,605	$893,968
Jun-2024	$1,128,304	$1,676,033	$983,867

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$370,605,011
  Number of Portfolio Holdings29
  Advisory Fee $1,660,258
  Portfolio turnover6%

FAM SMALL CAP FUND - INSTITUTIONAL SHARES (FAMDX)

Semi-Annual Shareholder Report - June 30, 2024

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
CBIZ, Inc.	7.0%
ExlService Holdings, Inc.	5.4%
Colliers International Group, Inc.	5.0%
Dutch Bros, Inc. - Class A	4.1%
Trisura Group Ltd.	4.0%
Pinnacle Financial Partners, Inc.	4.0%
Brookfield Infrastructure Corporation - Class A	4.0%
Exponent, Inc.	3.6%
Element Solutions, Inc.	3.6%
Choice Hotels International, Inc.	3.4%

Composition of Net Assets

Value	Value
Other	-0.1%
Specialty Retail	2.2%
IT Services	2.4%
Media	2.6%
Real Estate Owners & Developers	2.6%
Trading Companies & Distributors	3.1%
Road & Rail	3.3%
Health Care Facilities & Services	3.3%
Food Products	3.4%
Chemicals	3.6%
Gas Utilities	3.9%
Machinery	4.7%
Money Market	5.7%
Software	5.9%
Insurance	6.1%
Diversified Consumer Services	6.4%
Hotels, Restaurants & Leisure	7.5%
Real Estate Management & Development	8.0%
Banks	9.4%
Professional Services	16.0%

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Visit, call, or email us.

LOCATIONS: Albany and Cobleskill, NY

CALL:(800) 932-3271

EMAIL:info@fenimoreasset.com

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Additional Information

For additional information about the Fund, including a prospectus and performance data, visit www.fenimoreasset.com/resources/reports/or call (800) 932-3271.

TSR-SAR 063024-FAMDX

(b)	Not applicable

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

(a) The Registrant(s) schedule(s) of investments is included in the Financial Statements under Item 7 of this form.

(b) Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)

FAM FUNDS

Managed by
FENIMORE ASSET MANAGEMENT

Financial Statements
June 30, 2024

VALUE FUND
Investor Share Class and Institutional Share Class

DIVIDEND FOCUS FUND
Investor Share Class

SMALL CAP FUND
Investor Share Class and Institutional Share Class

TABLE OF CONTENTS

Schedule of Investments
FAM VALUE FUND	1
FAM DIVIDEND FOCUS FUND	3
FAM SMALL CAP FUND	5
Statements of Assets and Liabilities	7
Statements of Operations	8
Statements of Changes in Net Assets	9
Notes to Financial Statements	12
Supplemental Information	25

FAM Funds has adopted a Code of Ethics that applies to its principal executive and principal financial officers. You may obtain a copy of this Code without charge, by calling FAM Funds at (800) 932-3271.

FAM VALUE FUND — Schedule of Investments
June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS — 96.9%
Banks — 3.5%
Pinnacle Financial Partners, Inc.	386,527	$30,937,621
SouthState Corporation	364,610	27,863,496
		58,801,117
Capital Markets — 4.9%
Brookfield Asset Management Ltd. - Class A	397,940	15,141,617
Brookfield Corporation - Class A	1,591,760	66,121,711
		81,263,328
Construction Materials — 4.5%
Vulcan Materials Company	297,930	74,089,232
Diversified Financial Services — 3.2%
Berkshire Hathaway, Inc. - Class A (a)	86	52,652,726
Electronic Equipment, Instruments & Components — 17.4%
Amphenol Corporation - Class A	1,146,480	77,238,357
CDW Corporation	558,200	124,947,488
Keysight Technologies, Inc. (a)	234,320	32,043,260
Zebra Technologies Corporation - Class A (a)	179,460	55,440,578
		289,669,683
Food Products — 0.9%
McCormick & Company, Inc.	215,300	15,273,382
Health Care Equipment & Supplies — 4.3%
Stryker Corporation	208,000	70,772,000
Hotels, Restaurants & Leisure — 2.7%
Booking Holdings, Inc.	11,350	44,963,025
Insurance — 17.1%
Brown & Brown, Inc.	1,441,492	128,883,800
Markel Group, Inc. (a)	53,850	84,849,291
Progressive Corporation (The)	340,000	70,621,400
		284,354,491
Life Sciences Tools & Services — 2.4%
Waters Corporation (a)	138,700	40,239,644
Machinery — 11.9%
Graco, Inc.	670,180	53,131,870
IDEX Corporation	431,530	86,823,836
Illinois Tool Works, Inc.	242,560	57,477,018
		197,432,724
Oil, Gas & Consumable Fuels — 1.8%
EOG Resources, Inc.	233,500	29,390,645
Professional Services — 2.0%
ExlService Holdings, Inc. (a)	1,072,900	33,646,144

See Notes to Financial Statements

FAM VALUE FUND — Schedule of Investments Continued
June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS — 96.9% (Continued)
Semiconductors & Semiconductor Equipment — 5.3%
Analog Devices, Inc.	279,510	$63,800,953
Microchip Technology, Inc.	258,860	23,685,690
		87,486,643
Specialty Retail — 12.0%
AutoZone, Inc. (a)	18,265	54,139,286
CarMax, Inc. (a)	373,296	27,377,529
Ross Stores, Inc.	810,688	117,809,180
		199,325,995
Trading Companies & Distributors — 3.0%
Fastenal Company	780,900	49,071,756

Total Common Stocks (Cost $515,041,613)		$1,608,432,535

MONEY MARKET FUNDS — 3.2%
Invesco Treasury Portfolio - Institutional Class, 5.21% (b) (Cost $53,546,030)	53,546,030	$53,546,030

Total Investments at Value — 100.1% (Cost $568,587,643)		$1,661,978,565

Liabilities in Excess of Other Assets — (0.1%)		(1,524,629)

Net Assets — 100.0%		$1,660,453,936

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of June 30, 2024.

See Notes to Financial Statements

FAM DIVIDEND FOCUS FUND — Schedule of Investments
June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS — 96.1%
Aerospace & Defense — 3.9%
HEICO Corporation - Class A	166,705	$29,593,472
Building Products — 8.8%
Trane Technologies plc	200,300	65,884,679
Capital Markets — 0.8%
Houlihan Lokey, Inc.	45,074	6,078,680
Commercial Services & Supplies — 3.7%
Cintas Corporation	39,783	27,858,443
Commercial Support Services — 4.0%
Republic Services, Inc.	152,890	29,712,643
Construction Materials — 7.0%
Martin Marietta Materials, Inc.	50,194	27,195,109
Vulcan Materials Company	102,830	25,571,765
		52,766,874
Containers & Packaging — 2.9%
Avery Dennison Corporation	100,367	21,945,244
Distributors — 2.2%
Pool Corporation	53,900	16,565,087
Electronic Equipment, Instruments & Components — 7.8%
Amphenol Corporation - Class A	150,502	10,139,320
CDW Corporation	217,000	48,573,280
		58,712,600
Food Products — 1.0%
McCormick & Company, Inc.	103,200	7,321,008
Health Care Equipment & Supplies — 7.4%
STERIS plc	86,700	19,034,118
Stryker Corporation	107,000	36,406,750
		55,440,868
Industrial Conglomerates — 1.9%
Roper Technologies, Inc.	25,200	14,204,232
Insurance — 7.2%
Arthur J. Gallagher & Company	208,500	54,066,135
IT Services — 10.5%
Broadridge Financial Solutions, Inc.	159,400	31,401,800
Jack Henry & Associates, Inc.	121,800	20,221,236
Paychex, Inc.	231,400	27,434,784
		79,057,820
Life Sciences Tools & Services — 1.7%
Agilent Technologies, Inc.	99,730	12,928,000
Machinery — 3.6%
IDEX Corporation	135,165	27,195,198

See Notes to Financial Statements

FAM DIVIDEND FOCUS FUND — Schedule of Investments Continued
June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS — 96.1% (Continued)
Professional Services — 2.5%
Verisk Analytics, Inc.	70,320	$18,954,756
Semiconductors & Semiconductor Equipment — 9.9%
Entegris, Inc.	270,750	36,659,550
Microchip Technology, Inc.	414,920	37,965,180
		74,624,730
Specialty Retail — 4.7%
Ross Stores, Inc.	240,026	34,880,578
Trading Companies & Distributors — 4.6%
Fastenal Company	349,000	21,931,160
Watsco, Inc.	26,500	12,275,860
		34,207,020

Total Common Stocks (Cost $342,182,137)		$721,998,067

MONEY MARKET FUNDS — 3.9%
Invesco Treasury Portfolio -
Institutional Class, 5.21% (a) (Cost $29,411,048)	29,411,048	$29,411,048

Total Investments at Value — 100.0% (Cost $371,593,185)		$751,409,115

Liabilities in Excess of Other Assets — (0.0%) (b)		(156,540)

Net Assets — 100.0%		$751,252,575

(a)	The rate shown is the 7-day effective yield as of June 30, 2024.

(b)	Percentage rounds to less than 0.1%.

See Notes to Financial Statements

FAM SMALL CAP FUND — Schedule of Investments
June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS — 94.4%
Banks — 9.4%
Home BancShares, Inc.	412,135	$9,874,755
Pinnacle Financial Partners, Inc.	184,100	14,735,364
SouthState Corporation	134,606	10,286,590
		34,896,709
Chemicals — 3.6%
Element Solutions, Inc.	485,730	13,172,998
Diversified Consumer Services — 6.4%
Frontdoor, Inc. (a)	364,875	12,329,126
OneSpaWorld Holdings Ltd. (a)	743,428	11,426,488
		23,755,614
Food Products — 3.4%
Nomad Foods Ltd.	763,815	12,587,671
Gas Utilities — 4.0%
Brookfield Infrastructure Corporation - Class A	434,345	14,620,053
Health Care Facilities & Services — 3.3%
Chemed Corporation	22,655	12,292,150
Hotels, Restaurants & Leisure — 7.5%
Choice Hotels International, Inc.	108,500	12,911,500
Dutch Bros, Inc. - Class A (a)	363,147	15,034,286
		27,945,786
Insurance — 6.1%
Hagerty, Inc. - Class A (a)	729,259	7,584,294
Trisura Group Ltd. (a)	492,980	14,911,379
		22,495,673
IT Services — 2.4%
Cass Information Systems, Inc.	222,645	8,921,385
Machinery — 4.7%
ESAB Corporation	78,640	7,425,975
Franklin Electric Company, Inc.	104,500	10,065,440
		17,491,415
Media — 2.6%
Boston Omaha Corporation - Class A (a)	718,195	9,666,905
Professional Services — 16.0%
CBIZ, Inc. (a)	351,567	26,051,115
ExlService Holdings, Inc. (a)	634,470	19,896,979
Exponent, Inc.	139,437	13,263,247
		59,211,341
Real Estate Management & Development — 8.0%
Colliers International Group, Inc.	167,455	18,696,351
FirstService Corporation	72,534	11,052,005
		29,748,356

See Notes to Financial Statements

FAM SMALL CAP FUND — Schedule of Investments Continued
June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS — 94.4% (Continued)
Real Estate Owners & Developers — 2.5%
Dream Finders Homes, Inc. - Class A (a)	364,785	$9,418,749
Road & Rail — 3.3%
Landstar System, Inc.	65,700	12,120,336
Software — 5.9%
Descartes Systems Group, Inc. (The) (a)	101,200	9,800,208
SPS Commerce, Inc. (a)	65,008	12,231,905
		22,032,113
Specialty Retail — 2.2%
Floor & Decor Holdings, Inc. - Class A (a)	80,558	8,008,271
Trading Companies & Distributors — 3.1%
SiteOne Landscape Supply, Inc. (a)	94,717	11,499,591

Total Common Stocks (Cost $239,494,936)		$349,885,116

MONEY MARKET FUNDS — 5.7%
Invesco Treasury Portfolio - Institutional Class, 5.21% (b) (Cost $20,981,651)	20,981,651	$20,981,651

Total Investments at Value — 100.1% (Cost $260,476,587)		$370,866,767

Liabilities in Excess of Other Assets — (0.1%)		(261,756)

Net Assets — 100.0%		$370,605,011

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of June 30, 2024.

See Notes to Financial Statements

FAM FUNDS — Statements of Assets and Liabilities	June 30, 2024 (Unaudited)

		FAM
	FAM	Dividend	FAM
	Value	Focus	Small Cap
	Fund	Fund	Fund
Assets
Investments in securities:
Investments in securities, at cost	$568,587,643	$371,593,185	$260,476,587
Investments in securities, at value	$1,661,978,565	$751,409,115	$370,866,767
Cash	—	—	26,386
Receivable for Fund shares sold	59,558	437,215	16,538
Dividends receivable	841,645	375,934	136,440
Other assets	24,487	17,900	23,086
Total Assets	1,662,904,255	752,240,164	371,069,217
Liabilities
Payable for Fund shares redeemed	779,735	224,283	79,813
Accrued investment advisory fees	1,218,521	555,007	272,993
Accrued shareholder account servicing and administrative serving fees	227,930	106,159	46,278
Accrued business management and fund accounting fees	136,443	61,689	30,319
Accrued expenses	87,690	40,451	34,803
Total Liabilities	2,450,319	987,589	464,206
Net Assets	$1,660,453,936	$751,252,575	$370,605,011
Net Assets Consist of:
Paid-in capital	$540,730,065	$359,350,939	$250,265,230
Accumulated earnings	1,119,723,871	391,901,636	120,339,781
Net Assets	$1,660,453,936	$751,252,575	$370,605,011
Net asset value and offering price per share
Net assets - Investor Shares	$1,620,684,020	$751,252,575	$224,327,080
Net assets - Institutional Shares	$39,769,916	N/A	$146,277,931
Shares outstanding - Investor Shares	16,796,843	13,133,258	9,122,442
Shares outstanding - Institutional Shares	408,935	N/A	5,882,602
Net Asset Value, offering and Redemption Price per share (unlimited shares of beneficial interest authorized at $0.001 par value)
Investor Shares	$96.49	$57.20	$24.59
Institutional Shares	$97.25	N/A	$24.87

See Notes to Financial Statements

FAM FUNDS — Statements of Operations	Six Months Ended June 30, 2024 (Unaudited)

		FAM
	FAM	Dividend	FAM
	Value	Focus	Small Cap
	Fund	Fund	Fund
Investment Income
Dividends	$9,158,241	$4,880,118	$2,173,147
Foreign witholding taxes on dividends	(83,567)	—	(32,615)
Total Investment Income	9,074,674	4,880,118	2,140,532
Expenses
Investment advisory fees (Note 2)	7,463,668	3,258,778	1,660,258
Shareholder servicing fees (Note 2)
Investor shares	697,678	196,004	75,775
Institutional shares	989	—	4,668
Fund accounting fees (Note 2)
Investor shares	566,712	254,013	78,106
Institutional shares	14,617	—	51,339
Shareholder administrative fees (Note 2)
Investor shares	361,693	351,262	95,418
Institutional shares	8,436	—	36,445
Business management fees (Note 2)	249,141	108,863	55,477
Legal fees	106,184	40,409	20,842
Custodian and bank servicing fees	70,440	32,930	18,557
Trustee’s fees and expenses	37,459	37,419	37,419
Registration and filing fees	28,147	21,232	32,310
Shareholder reporting expenses	25,199	19,948	11,121
Compliance services fees (Note 2)	11,250	11,250	11,250
Audit and tax service fees	13,750	6,875	6,875
Other	65,685	30,288	20,853
Total Expenses	9,721,048	4,369,271	2,216,713
Fee reductions by Advisor (Note 2)	(30,859)	—	—
Net Expenses	9,690,189	4,369,271	2,216,713
Net Investment Income (Loss)	(615,515)	510,847	(76,181)
Realized and Unrealized Gains (Losses) on Investments
Net realized gains on investments	26,948,464	12,083,613	10,025,040
Net change in unrealized appreciation (depreciation) on investments	66,207,506	37,949,587	(9,943,759)
Net Realized and Unrealized Gains	93,155,970	50,033,200	81,281
Net Increase in Net Assets From Operations	$92,540,455	$50,544,047	$5,100

See Notes to Financial Statements

FAM FUNDS — Statements of Changes in Net Assets

	FAM Value Fund
	Six Months Ended	Year Ended
	June 30, 2024	December 31,
	(Unaudited)	2023
Change in Net Assets
From Operations
Net investment income (loss)	$(615,515)	$2,366,950
Net realized gains on investments	26,948,464	74,582,151
Net change in unrealized appreciation (depreciation) on investments	66,207,506	149,505,731
Net increase in net assets resulting from operations	92,540,455	226,454,832

Distributions to shareholders from (Note 5):
Distributable earnings - Investor Shares	—	(74,952,494)
Distributable earnings - Institutional Shares	—	(2,001,889)
Total distributions	—	(76,954,383)

Capital share transactions (Note 3)	(33,907,787)	9,986,400
Total increase in net assets	58,632,668	159,486,849

Net Assets
Beginning of period	1,601,821,268	1,442,334,419
End of period	$1,660,453,936	$1,601,821,268

See Notes to Financial Statements

FAM FUNDS — Statements of Changes in Net Assets

	FAM Dividend Focus Fund
	Six Months Ended	Year Ended
	June 30, 2024	December 31,
	(Unaudited)	2023
Change in Net Assets
From Operations
Net investment income	$510,847	$2,463,682
Net realized gains on investments	12,083,613	1,984,415
Net change in unrealized appreciation (depreciation) on investments	37,949,587	104,813,210
Net increase in net assets resulting from operations	50,544,047	109,261,307

Distributions to shareholders from (Note 5):
Distributable earnings - Investor Shares	(508,754)	(4,456,295)

Capital share transactions (Note 3)	26,875,623	10,410,728
Total increase in net assets	76,910,916	115,215,740

Net Assets
Beginning of period	674,341,659	559,125,919
End of period	$751,252,575	$674,341,659

See Notes to Financial Statements

FAM FUNDS — Statements of Changes in Net Assets

	FAM Small Cap Fund
	Six Months Ended	Year Ended
	June 30, 2024	December 31,
	(Unaudited)	2023
Change in Net Assets
From Operations
Net investment loss	$(76,181)	$(440,788)
Net realized gains on investments	10,025,040	22,152,905
Net change in unrealized appreciation (depreciation) on investments	(9,943,759)	38,580,724
Net increase in net assets resulting from operations	5,100	60,292,841

Distributions to shareholders from (Note 5):
Distributable earnings - Investor Shares	—	(13,424,294)
Distributable earnings - Institutional Shares	—	(8,727,869)
Total distributions	—	(22,152,163)

Capital share transactions (Note 3)	7,738,252	37,678,968
Total increase in net assets	7,743,352	75,819,646

Net Assets
Beginning of period	362,861,659	287,042,013
End of period	$370,605,011	$362,861,659

See Notes to Financial Statements

FAM FUNDS — Notes to Financial Statements

Note 1. Nature of Business and Summary of Significant Accounting Policies

FAM Value Fund, FAM Dividend Focus Fund and FAM Small Cap Fund (individually a “Fund”, and collectively, the “Funds”) are each a series of Fenimore Asset Management Trust, a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

Each Fund is authorized to issue two classes of shares: Investor Shares and Institutional Shares. The Investor Shares and the Institutional Shares represent interests in the same portfolio of investments in each Fund, however, each class of shares is subject to different expenses and have different investment minimums. Each share class has exclusive voting rights with respect to matters that affect just that class of shares. As of the date of this report, Institutional Shares of the FAM Dividend Focus Fund are not currently offered.

The investment objective of the FAM Value Fund is to maximize long-term return on capital. The investment objective of the FAM Dividend Focus Fund is to provide current income and long-term capital appreciation from investing primarily in income-producing equity securities. The investment objective of the FAM Small Cap Fund is to maximize long-term return on capital.

Each Fund is an investment company and accordingly follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.” The following is a summary of each Fund’s significant accounting policies, which are in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and followed by the Funds in the preparation of their financial statements.

a)	Valuation of Securities

Each Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange, Inc. (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day that the NYSE is open for business. Securities traded on a national securities exchange or admitted to trading on NASDAQ are valued at the last reported sale price or the NASDAQ official closing price. Securities for which no sale was reported, over-the-counter securities, and securities for which market quotations are not readily available or have not traded are valued at fair value as determined by procedures established by Fenimore Asset Management, Inc. (the “Advisor”), as the Funds’ Valuation Designee, pursuant to Rule 2a-5 under the 1940 Act. Investments in other open-end investment companies, including money market funds, are valued at their net asset value (“NAV”) as reported by such companies.

GAAP establishes a three-tier framework for measuring fair value based on a hierarchy of inputs. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs).

These inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for identical securities in inactive markets and quoted prices for similar securities)

Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Adviser as assigned by the Board of Trustees. Factors which may be considered when determining the value of a security include (a) the fundamental data relating to the investment; (b) an evaluation of the forces which influence the market in which the security is sold, including the liquidity and depth of the market; (c) the market value at date of purchase; (d) information as to any transactions or offers with respect to the security or comparable securities; and (e) any other relevant matters.

FAM FUNDS — Notes to Financial Statements

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of each Fund’s investments and the inputs used to value the investments as of June 30, 2024:

FAM Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$1,608,432,535	$—	$—	$1,608,432,535
Money Market Funds	53,546,030	—	—	53,546,030
Total	$1,661,978,565	$—	$—	$1,661,978,565

FAM Dividend Focus Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$721,998,067	$—	$—	$721,998,067
Money Market Funds	29,411,048	—	—	29,411,048
Total	$751,409,115	$—	$—	$751,409,115

FAM Small Cap Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$349,885,116	$—	$—	$349,885,116
Money Market Funds	20,981,651	—	—	20,981,651
Total	$370,866,767	$—	$—	$370,866,767

The Funds did not hold any derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the six months ended June 30, 2024.

Refer to each Fund’s Schedule of Investments to view securities segregated by industry type.

b)	Investment Transactions

Investment transactions are recorded on trade date. Realized gains and losses on investments sold are determined on the basis of identified cost.

c)	Investment Income

Interest income, if any, is accrued as earned, and dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends, if any, have been recorded in accordance with the Trust’s understanding of the applicable country’s tax rules and tax rates. Non-cash dividends, if any, are included in dividend income on the ex-dividend date at the fair market value of the shares received. The Funds record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available, and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently its net investment income) as an increase to unrealized appreciation (depreciation) and realized gain (loss) on investments as necessary once the issuers provide information about the character of the distributions.

FAM FUNDS — Notes to Financial Statements

d)	Share Valuation

The NAV per share of each Class of shares of each Fund is calculated daily by dividing the total value of a Fund’s assets attributable to that Class, less liabilities attributable to that Class, by the number of shares of that Class outstanding.

e)	Distributions to Shareholders

Dividends from net investment income are declared and paid quarterly by the FAM Dividend Focus Fund, if applicable. Dividends from net investment income, if any, are declared and paid on an annual basis by each of the FAM Value Fund and FAM Small Cap Fund. Dividends are declared separately for each share class. No share class has preferential dividend rights; differences in per share rates are due to differences in the expenses of each share class.

Net realized capital gains, if any, are distributed at least annually for each of the Funds. Distributions from net investment income and from net realized capital gains are determined in accordance with U.S. income tax regulations, which may differ from GAAP. Permanent book and tax basis differences, if any, are reclassified among the components of net assets. Dividends and distributions to shareholders are recorded on the ex-dividend date.

f)	Federal Income Taxes

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income or excise tax is required.

GAAP requires uncertain tax positions to be recognized, measured, presented, and disclosed in the financial statements. For the six months ended June 30, 2024, management has evaluated the tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained upon review by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax expense in the current year. Based on its evaluation, management has determined that no liability for unrecognized tax expense is required. The current and all open tax years (generally, three years) remain subject to examination by U.S. and New York taxing authorities. No examination of the Funds’ tax filings is presently in progress.

g)	Common Expenses

Expenses of the Trust not attributable solely to one of the Funds are allocated among the Funds based on relative net assets of each Fund or the nature of the expense and the relative applicability to each Fund.

h)	Allocation between Classes

Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each Class of a Fund based upon its proportionate share of total net assets of that Fund. Class-specific expenses are charged directly to the Class incurring the expense. Common expenses which are not attributable to a specific Class are allocated daily to each Class of shares of a Fund based upon its proportionate share of total net assets of that Fund.

i)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Note 2. Investment Advisory Fees and Other Transactions with Affiliates

Investment Advisory Agreement

Under an Investment Advisory Agreement, each Fund pays an investment advisory fee to the Advisor equal, on an annual basis, to 0.90% of its average daily net assets. In addition, under a Business Management Agreement, each Fund pays a business management fee to the Advisor equal, on an annual basis, to 0.03%

FAM FUNDS — Notes to Financial Statements

of its average daily net assets. During the six months ended June 30, 2024, the Adviser earned $7,463,668, $3,258,778, and $1,660,258 of fees under the Investment Advisory Agreement for FAM Value Fund, FAM Dividend Focus Fund and FAM Small Cap Fund, respectively and earned $249,141, $108,863, and $55,477 of fees under the Business Management Agreement for FAM Value Fund, FAM Dividend Focus Fund and FAM Small Cap Fund, respectively.

Expense Limitation Agreement

Pursuant to an Expense Limitation Agreement (the “ELA”) entered into between the Advisor and the Trust, on behalf of each Fund, the Advisor has contractually agreed, until May 1, 2025, to reduce its fees and/or reimburse certain expenses (excluding interest, taxes, brokerage costs, Acquired Fund Fees and Expenses, dividend expense, litigation, indemnification or extraordinary expenses) to the extent necessary to maintain annual operating expenses of each class of shares of each of the Funds as follows: for the Investor Shares: 1.18% for FAM Value Fund, 1.26% for FAM Dividend Focus Fund and 1.42% for FAM Small Cap Fund; and for the Institutional Shares: 0.99% for FAM Value Fund, 1.10% for FAM Dividend Focus Fund and 1.20% for FAM Small Cap Fund.

During the six months ended June 30, 2024, pursuant to the terms of the ELA, the Advisor reduced its fees for FAM Value Fund in the amount of $30,859. The FAM Dividend Focus Fund and the FAM Small Cap Fund did not have any advisory fee reductions during the six months ended June 30, 2024.

The Advisor may be reimbursed by the Funds for any fees waived pursuant to the ELA if such payment is made within three years of the fee waiver and does not cause the total annual Fund operating expenses after fee waiver (excluding interest, taxes, brokerage costs, Acquired Fund Fees and Expenses, dividend expense, litigation, indemnification or extraordinary expenses) of the Funds to exceed the lesser of (i) the then-current expense limit and (ii) the expense limit in place at the time the waiver. The FAM Dividend Focused Fund and FAM Small Cap Fund do not have fees that the Advisor may recoup. As of June 30, 2024, the amounts of previously reduced fees that the Advisor may recoup from the FAM Value Fund are shown below, along with the expiration dates of such recoupments:

	2024	2025	2026	2027	Total
FAM Value Fund	$59,466	$64,452	$55,278	$30,859	$210,055

During the six months ended June 30, 2024, FAM Value Fund recouped $0 of prior years’ investment advisory fee reductions.

Shareholder Administration Services

The Funds have adopted Shareholder Administrative Services Plans (the “Plans”) for each class of shares pursuant to which each Fund may pay shareholder administrative servicing fees to the Advisor and to financial intermediaries for providing, or arranging for the provision of, certain types of shareholder administrative services to shareholders of each respective class of shares that are serviced by the Advisor, affiliates of the Advisor or the financial intermediary. Pursuant to the Shareholder Administrative Services Plan for Investor Shares, the Investor Shares of each Fund may pay shareholder administrative servicing fees of up to 0.25% per annum of the average daily net assets allocable to Investor Shares of each respective Fund; and pursuant to the Shareholder Administrative Services Plan for Institutional Shares, the Institutional Shares of each Fund may pay shareholder administrative servicing fees of up to 0.15% per annum of the average daily net assets allocable to Institutional Shares of each respective Fund.

For the six months ended June 30, 2024, shareholder administrative servicing fees incurred pursuant to the Plans were as follows:

FAM Value Fund	$370,129
FAM Dividend Focus Fund	$351,262
FAM Small Cap Fund	$131,863

FAM FUNDS — Notes to Financial Statements

Shareholder Account Services

Pursuant to the terms of the Shareholder Account Services Agreement between the Funds and the Advisor, for the purpose of providing or procuring shareholder account services, with respect to the Investor Shares of the Funds, the Advisor receives a fee at the annual rate of 0.11% of the average daily net assets allocable to the Investor Shares of each Fund, and, pursuant to the terms of the Shareholder Account Services Agreement between the Funds and the Advisor with respect to the Institutional Shares of the Funds, the Advisor receives a fee at the annual rate of 0.03% of the average daily net assets allocable to the Institutional Shares of each Fund. For the six months ended June 30, 2024, shareholder account servicing fees incurred by the Funds to the Advisor were as follows:

FAM Value Fund	$698,667
FAM Dividend Focus Fund	$196,004
FAM Small Cap Fund	$80,443

Fund Accounting

The Advisor serves as the fund accounting agent and receives a fee at the annual rate of 0.07% of average daily net assets of each Fund’s Investor Shares and daily net assets of each Fund’s Institutional Shares. For the six months ended June 30, 2024, the Funds’ fund accounting fees incurred to the Advisor amounted to:

FAM Value Fund	$581,329
FAM Dividend Focus Fund	$254,013
FAM Small Cap Fund	$129,445

Distribution Agreement

Fenimore Securities, Inc. (“FSI”), a company also under common control with the Advisor, acts as distributor of the Funds’ shares. FSI receives no compensation for providing distribution services from the Funds.

Compliance

Ultimus Fund Solutions, LLC (“Ultimus”) provides the Chief Compliance Officer to the Funds, as well as certain additional compliance support functions. The Funds pay Ultimus fees in accordance with the agreement for such services. During the six months ended June 30, 2024, the fee paid by each Fund for such services was $11,250.

Other

The Advisor has entered into a Master Services Agreement with Ultimus, pursuant to which Ultimus provides day-to-day operational services to each Fund including, but not limited to, accounting, administrative, co-transfer agency services and recordkeeping services. The fees payable to Ultimus are paid by the Advisor (not the Funds).

A Trustee and certain officers of the Trust are also officers or employees of the Advisor, FSI, or Ultimus, as applicable and are not compensated by the Funds for servicing in such capacities.

Note 3. Shares of Beneficial Interest

At June 30, 2024, an unlimited number of shares of beneficial interest ($0.001 par value) of each Fund were authorized.

FAM FUNDS — Notes to Financial Statements

Transactions for each Fund are as follows:

	Six Months Ended		Year Ended
	June 30, 2024		December 31, 2023
FAM Value Fund
	Shares	Amount	Shares	Amount
Investor Shares
Shares Sold	241,471	23,228,229	432,620	37,564,247
Shares Issued on reinvestment of distributions	—	—	770,592	70,416,766
Shares redeemed	(563,624)	(54,310,083)	(1,124,975)	(98,300,691)
Investor Share Transactions	(322,153)	(31,081,854)	78,237	9,680,322
Institutional Shares
Shares Sold	10,835	1,008,237	83,235	7,421,490
Shares Issued on reinvestment of distributions	—	—	18,500	1,702,362
Shares redeemed	(39,409)	(3,834,170)	(101,189)	(8,817,774)
Investor Share Transactions	(28,574)	(2,825,933)	546	306,078
Net increase (decrease) from capital transactions	(350,727)	$(33,907,787)	78,783	$9,986,400

	Six Months Ended		Year Ended
	June 30, 2024		December 31, 2023
FAM Dividend Focus Fund
	Shares	Amount	Shares	Amount
Investor Shares
Shares Sold	1,259,652	70,847,026	1,744,909	84,828,046
Shares Issued on reinvestment of distributions	8,209	475,218	81,044	4,174,790
Shares redeemed	(787,718)	(44,446,621)	(1,644,867)	(78,592,108)
Net increase from capital transactions	480,143	26,875,623	181,086	10,410,728

FAM FUNDS — Notes to Financial Statements

	Six Months Ended		Year Ended
	June 30, 2024		December 31, 2023
FAM Small Cap Fund
	Shares	Amount	Shares	Amount
Investor Shares
Shares Sold	620,000	15,292,472	1,147,124	26,949,283
Shares Issued on reinvestment of distributions	—	—	527,574	13,073,269
Shares redeemed	(465,317)	(11,538,395)	(1,255,539)	(29,863,005)
Investor Share Transactions	154,683	3,754,077	419,159	10,159,547
Institutional Shares
Shares Sold	503,336	12,518,223	1,231,874	29,567,371
Shares Issued on reinvestment of distributions	—	—	301,092	7,542,364
Shares redeemed	(342,786)	(8,534,048)	(394,524)	(9,590,314)
Investor Share Transactions	160,550	3,984,175	1,138,442	27,519,421
Net increase from capital transactions	315,233	$7,738,252	1,557,601	$37,678,968

Note 4. Investment Transactions

During the six months ended June 30, 2024, purchases and sales of investment securities, other than short-term obligations, were:

	Purchases	Sales
FAM Value Fund	$34,507,687	$62,758,886
FAM Dividend Focus Fund	$43,543,255	$26,742,094
FAM Small Cap Fund	$28,904,628	$19,798,551

Note 5. Income Taxes and Distributions to Shareholders

The tax composition of dividends and distributions paid to shareholders during the periods ended June 30, 2024 and December 31, 2023 was:

			FAM Dividend
	FAM Value Fund		Focus Fund		FAM Small Cap Fund
	2024	2023	2024	2023	2024	2023
Distributions paid from:
Ordinary income	$—	$2,371,177	$508,754	$2,470,650	$—	$—
Long-term capital gains	—	74,583,206	—	1,985,645	—	22,152,163
Total Distributions	$—	$76,954,383	$508,754	$4,456,295	$—	$22,152,163

FAM FUNDS — Notes to Financial Statements

The following information is computed on a tax basis for each item as of June 30, 2024:

		FAM Dividend	FAM Small
	FAM Value Fund	Focus Fund	Cap Fund
Tax cost of investments	$568,587,643	$371,593,185	$260,476,587
Gross unrealized appreciation	$1,101,252,827	$382,621,085	$121,900,323
Gross unrealized depreciation	(7,861,905)	(2,805,155)	(11,510,143)
Net unrealized appreciation	1,093,390,922	379,815,930	110,390,180
Accumulated ordinary income (loss)	(615,515)	2,093	(76,181)
Undistributed long-term capital gains	—	—	742
Other gains	26,948,464	12,083,613	10,025,040
Accumulated earnings	$1,119,723,871	$391,901,636	$120,339,781

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses on the Statement of Operations. During the six months ended June 30, 2024, the Funds did not incur any interest or penalties.

Note 6. Line of Credit

FAM Value Fund, FAM Dividend Focus Fund and FAM Small Cap Fund have a line of credit up to the lesser of 33 1/3% of their unencumbered net assets, with a maximum of $200,000,000. Collectively, the three funds cannot exceed the $200,000,000.

Borrowings under the agreement bear interest at the prime rate as announced by the lending bank. The line of credit is still available through November 19, 2024, when any advances are to be repaid. During the six months ended June 30, 2024, no amounts were drawn from the available lines.

Note 7. Commitments and Contingencies

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that might be made against the Funds that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

Note 8. Subsequent Events

Management has evaluated subsequent events through the date these financial statements were available to be issued and has determined that there were no subsequent events requiring recognition or disclosure in these financial statements.

FAM FUNDS — Notes to Financial Statements

Note 9. Financial Highlights

FAM Value Fund

(Investor Shares)

	Six Months
	Ended
Per share information	June 30,
(For a share outstanding	2024		Years Ended December 31,
throughout each period)	(Unaudited)		2023	2022	2021		2020	2019
Net asset value, beginning of period	$91.22		$82.51	$99.58	$83.23		$80.83	$66.24
Income (loss) from investment operations:
Net investment income (loss)(a)	(0.04)		0.13	0.14	0.02		(0.06)	(0.02)
Net realized and unrealized gains (losses) on investments	5.31		13.15	(14.18)	21.30		5.53	20.11
Total from investment operations	5.27		13.28	(14.04)	21.32		5.47	20.09
Less distributions from:
Net investment income	—		(0.14)	(0.15)	(0.02)		—	—
Net realized gains	—		(4.43)	(2.88)	(4.95)		(3.07)	(5.50)
Return of Capital	—		—	—	(0.00	) (b)	—	—
Total distributions	—		(4.57)	(3.03)	(4.97)		(3.07)	(5.50)
Change in net asset value for the period	$5.27		$8.71	$(17.07)	$16.35		$2.40	$14.59
Net asset value, end of period	$96.49		$91.22	$82.51	$99.58		$83.23	$80.83
Total return(c)	5.78	% (d)	16.09%	(14.12%)	25.63%		6.82%	30.32%

Ratios/supplementary data
Net assets, end of period (000)	$1,620,684		$1,561,631	$1,406,047	$1,681,118		$1,385,432	$1,377,473
Ratios to average net assets of:
Expenses, total	1.17	% (e)	1.17%	1.18%	1.18%		1.19%	1.19%
Expenses, net (includes fees reduced/recouped by Advisor)	1.17	% (e)	1.18%	1.18%	1.18%		1.18%	1.18%
Net investment income (loss)	(0.08	)% (e)	0.15%	0.17%	0.02%		(0.08%)	(0.03%)
Portfolio turnover rate	2	% (d)	10%	9%	6%		14%	7%

(a)	Based on average shares outstanding.

(b)	Amount rounds to less than $0.01 per share.

(c)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower/higher if the Advisor had not reduced and/or recouped advisory fees (Note 2).

(d)	Not annualized.

(e)	Annualized.

FAM FUNDS — Notes to Financial Statements

Note 9. Financial Highlights

FAM Value Fund

(Institutional Shares)

	Six Months
	Ended
Per share information	June 30,
(For a share outstanding	2024		Years Ended December 31,
throughout each period)	(Unaudited)		2023	2022	2021	2020	2019
Net asset value, beginning of period	$91.86		$83.04	$100.20	$83.71	$81.12	$66.34
Income (loss) from investment operations:
Net investment income(a)	0.05		0.30	0.30	0.20	0.09	0.13
Net realized and unrealized gains (losses) on investments	5.34		13.25	(14.27)	21.44	5.57	20.15
Total from investment operations	5.39		13.55	(13.97)	21.64	5.66	20.28
Less distributions from:
Net investment income	—		(0.30)	(0.31)	(0.16)	—	—
Net realized gains	—		(4.43)	(2.88)	(4.95)	(3.07)	(5.50)
Return of Capital	—		—	—	(0.04)	—	—
Total distributions	—		(4.73)	(3.19)	(5.15)	(3.07)	(5.50)
Change in net asset value for the period	$5.39		$8.82	$(17.16)	$16.49	$2.59	$14.78
Net asset value, end of period	$97.25		$91.86	$83.04	$100.20	$83.71	$81.12
Total return(b)	5.87	% (c)	16.32%	(13.96%)	25.86%	7.03%	30.57%

Ratios/supplementary data
Net assets, end of period (000)	$39,770		$40,190	$36,287	$52,941	$42,444	$32,922
Ratios to average net assets of:
Expenses, total	1.14	% (d)	1.14%	1.14%	1.11%	1.11%	1.11%
Expenses, net (includes fees reduced by Advisor)	0.99	% (d)	0.99%	0.99%	0.99%	0.99%	0.99%
Net investment income	0.10	% (d)	0.34%	0.34%	0.21%	0.12%	0.16%
Portfolio turnover rate	2	% (c)	10%	9%	6%	14%	7%

(a)	Based on average shares outstanding.

(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Advisor had not reduced advisory fees (Note 2).

(c)	Not annualized.

(d)	Annualized.

FAM FUNDS — Notes to Financial Statements

Note 9. Financial Highlights

FAM Dividend Focus Fund

(Investor Shares)

	Six Months
	Ended
Per share information	June 30,
(For a share outstanding	2024		Years Ended December 31,
throughout each period)	(Unaudited)		2023	2022	2021	2020	2019
Net asset value, beginning of period	$53.29		$44.83	$52.48	$42.35	$38.26	$29.73
Income (loss) from investment operations:
Net investment income(a)	0.04		0.20	0.08	0.01	0.11	0.22
Net realized and unrealized gains (losses) on investments	3.91		8.62	(7.12)	10.82	4.90	9.45
Total from investment operations	3.95		8.82	(7.04)	10.83	5.01	9.67
Less distributions from:
Net investment income	(0.04)		(0.20)	(0.09)	—	(0.11)	(0.21)
Net realized gains	—		(0.16)	(0.52)	(0.70)	(0.80)	(0.93)
Return of Capital	—		—	—	—	(0.01)	—
Total distributions	(0.04)		(0.36)	(0.61)	(0.70)	(0.92)	(1.14)
Change in net asset value for the period	$3.91		$8.46	$(7.65)	$10.13	$4.09	$8.53
Net asset value, end of period	$57.20		$53.29	$44.83	$52.48	$42.35	$38.26
Total return(b)	7.41	% (c)	19.70%	(13.42%)	25.57%	13.20%	32.56%

Ratios/supplementary data
Net assets, end of period (000)	$751,253		$674,342	$559,126	$664,225	$509,666	$454,617
Ratios to average net assets of:
Expenses, total	1.21	% (d)	1.21%	1.22%	1.22%	1.24%	1.24%
Net investment income	0.14	% (d)	0.41%	0.17%	0.02%	0.31%	0.61%
Portfolio turnover rate	4	% (c)	10%	4%	4%	25%	10%

(a)	Based on average shares outstanding.

(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.

(c)	Not annualized.

(d)	Annualized.

FAM FUNDS — Notes to Financial Statements

Note 9. Financial Highlights

FAM Small Cap Fund

(Investor Shares)

	Six Months
	Ended
Per share information	June 30,
(For a share outstanding	2024		Years Ended December 31,
throughout each period)	(Unaudited)		2023	2022	2021	2020	2019
Net asset value, beginning of period	$24.60		$21.79	$24.97	$20.83	$18.92	$14.98
Income (loss) from investment operations:
Net investment loss(a)	(0.01)		(0.04)	(0.12)	(0.13)	(0.09)	(0.09)
Net realized and unrealized gains (losses) on investments	0.00	(b)	4.43	(2.98)	5.90	2.00	4.12
Total from investment operations	(0.01)		4.39	(3.10)	5.77	1.91	4.03
Less distributions from:
Net realized gains	—		(1.58)	(0.08)	(1.63)	—	(0.09)
Change in net asset value for the period	$(0.01)		$2.81	$(3.18)	$4.14	$1.91	$3.94
Net asset value, end of period	$24.59		$24.60	$21.79	$24.97	$20.83	$18.92
Total return(c)	(0.04	%) (d)	20.11%	(12.42%)	27.72%	10.10%	26.89%

Ratios/supplementary data
Net assets, end of period (000)	$224,327		$220,594	$186,264	$213,588	$165,727	$139,788
Ratios to average net assets of:
Expenses, total	1.24	% (e)	1.24%	1.25%	1.26%	1.28%	1.28%
Net investment loss	(0.08	%) (e)	(0.17%)	(0.52%)	(0.54%)	(0.55%)	(0.54%)
Portfolio turnover rate	6	% (d)	16%	15%	23%	16%	15%

(a)	Based on average shares outstanding.

(b)	Amount rounds to less than $0.01 per share.

(c)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.

(d)	Not annualized.

(e)	Annualized.

FAM FUNDS — Notes to Financial Statements

Note 9. Financial Highlights

FAM Small Cap Fund

(Institutional Shares)

	Six Months
	Ended
Per share information	June 30,
(For a share outstanding	2024		Years Ended December 31,
throughout each period)	(Unaudited)		2023	2022	2021	2020	2019
Net asset value, beginning of period	$24.86		$21.99	$25.17	$20.97	$19.02	$15.04
Income (loss) from investment operations:
Net investment income (loss)(a)	0.00	(b)	(0.02)	(0.09)	(0.11)	(0.08)	(0.08)
Net realized and unrealized gains (losses) on investments	0.01		4.47	(3.01)	5.94	2.03	4.15
Total from investment operations	0.01		4.45	(3.10)	5.83	1.95	4.07
Less distributions from:
Net realized gains	—		(1.58)	(0.08)	(1.63)	—	(0.09)
Change in net asset value for the period	$0.01		$2.87	$(3.18)	$4.20	$1.95	$3.98
Net asset value, end of period	$24.87		$24.86	$21.99	$25.17	$20.97	$19.02
Total return(c)	0.04	% (d)	20.20%	(12.32%)	27.82%	10.25%	27.05%

Ratios/supplementary data
Net assets, end of period (000)	$146,278		$142,267	$100,778	$104,413	$77,023	$61,170
Ratios to average net assets of:
Expenses, total	1.15	% (e)	1.14%	1.15%	1.15%	1.18%	1.19%
Net investment income (loss)	0.01	% (e)	(0.08%)	(0.42%)	(0.43%)	(0.44%)	(0.45%)
Portfolio turnover rate	6	% (d)	16%	15%	23%	16%	15%

(a)	Based on average shares outstanding.

(b)	Amount rounds to less than $0.01 per share.

(c)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.

(d)	Not annualized.

(e)	Annualized.

FAM FUNDS — Supplemental Information (Unaudited)

Statement Regarding Availability of Proxy Voting Policies and Procedures.

Please note that a description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling FAM Funds at 1-800-932-3271; (ii) and on the U.S. Securities and Exchange Commission’s website at www.sec.gov.

Statement Regarding Availability of Proxy Voting Record.

Please note that information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling FAM Funds at 1-800-932-3271; or on the FAM Funds’ Website at fenimoreasset.com (ii) and on the U.S. Securities and Exchange Commission’s website at www.sec.gov.

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Investment Advisor

Fenimore Asset Management, Inc.

Cobleskill, NY

Custodian

U.S. Bank, N.A.

Cincinnati, OH

Independent Registered

Public Accounting Firm

Cohen & Company, Ltd.

Philadelphia, PA

Trustees

Yolanda P. Caldwell

Denise V. Gonick

Paul A. Keller, CPA, Independent Chairman

Kevin J. McCoy, CPA

Justine Phoenix

Anne Putnam

Kenneth R. Stoll

Legal Counsel

Dechert LLP

Washington, DC

Shareholder Servicing Agent

Fenimore Asset Management, Inc.

Cobleskill, NY

Co-Transfer Agent

Ultimus Fund Solutions, LLC

Cincinnati, OH

Distributor

Fenimore Securities, Inc.

Cobleskill, NY

384 North Grand Street

PO Box 399

Cobleskill, New York

12043-0399

(800)  932-3271

www.famfunds.com

800.932.3271

FENIMOREASSET.COM

Securities offered through Fenimore Securities, Inc. Member FINRA/SIPC, and advisory services offered through Fenimore Asset Management, Inc.

(b) Included in (a)

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable [filed under item 7]

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable [included under Item 7 if applicable]

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

(a) Not applicable

(b) Not applicable

Item 19.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(1) Not applicable

(2) Change in the registrant’s independent public accountant: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Fenimore Asset Management Trust

By (Signature and Title)*	/s/ Thomas O. Putnam

Thomas O. Putnam, President and Chief Executive Officer

Date	September 16, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Thomas O. Putnam

Thomas O. Putnam, President and Chief Executive Officer

Date	September 16, 2024

By (Signature and Title)*	/s/ Michael F. Balboa

Michael F. Balboa, Treasurer and Chief Financial Officer

Date	September 16, 2024

*	Print the name and title of each signing officer under his or her signature.